                                                      One Commerce Square
                                                   Philadelphia, PA 19103
Delaware Investments
____________________
                                                     1933 Act Rule 497(j)
                                                             File No. 333-38801
                                                    1940 Act File No. 811-08457

December 19, 2001

Filed via EDGAR (CIK #0001048133)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 333-38801
     DELAWARE GROUP FOUNDATION FUNDS
     DELAWARE GROWTH PORTFOLIO
     DELAWARE BALANCED PORTFOLIO
     DELAWARE INCOME PORTFOLIO
     DELAWARE S&P 500 INDEX FUND
     ____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 14, the most recent Post-Effective Amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 14 was filed electronically with the Commission on December 13,2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Katherine R. Williams
_________________________
Katherine R. Williams
Assistant Vice President/
Assistant Secretary/
Counsel